UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05876

LORD ABBETT SERIES FUND, INC.;
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2005

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 96.27%

Advertising Agency 0.38%
Interpublic Group of Cos., Inc. (The)*	7,800	$91

Aerospace 0.75%
Ladish Co., Inc.*	8,500	148
Moog Inc. Class A*	1,050	31
Total		179

Air Transportation 0.09%
Frontier Airlines, Inc.*	2,300	22

Auto Components 0.23%
Modine Manufacturing Co.	1,500	55

Auto Parts: After Market 0.22%
Commercial Vehicle Group, Inc.*	1,900	40
Genuine Parts Co.	300	13
Total		53

Auto Parts: Original Equipment 0.15%
Tenneco Automotive, Inc.*	2,100	37

Banks: New York City 0.94%
Bank of New York Co., Inc. (The)	6,400	188
JPMorgan Chase & Co.	1,056	36
Total		224

Banks: Outside New York City 3.82%
Bank of America Corp.	4,700	198
Cullen/Frost Bankers, Inc.	8,100	400
Marshall & Ilsley Corp.	3,800	165
Mellon Financial Corp.	3,700	118
TCF Financial Corp.	1,000	27
Total		908

Beverage: Soft Drinks 2.48%
PepsiCo, Inc.	10,400	590

Biotechnology Research & Production 0.52%
Baxter Int’l., Inc.	3,100	124

Building: Materials 1.56%
Hughes Supply, Inc.	7,900	$258
Simpson Manufacturing Co., Inc.	2,900	113
Total		371

Chemicals 3.52%
Cabot Corp.	5,800	192
E.I. du Pont de Nemours & Co.	5,700	223
Eastman Chemical Co.	910	43
Praxair, Inc.	7,875	377
Total		835

Communications Technology 5.26%
ADC Telecommunications, Inc.*	6,100	139
Anixter Int’l., Inc.	2,900	117
Avaya, Inc.*	18,700	193
McAfee, Inc.*	9,400	295
Motorola, Inc.	14,800	327
Tellabs, Inc.*	16,800	177
Total		1,248

Computer Services, Software & Systems 4.63%
Cadence Design Systems, Inc.*	27,600	446
Computer Sciences Corp.*	3,000	142
Microsoft Corp.	19,900	512
Total		1,100

Computer Technology 0.16%
UNOVA, Inc.*	1,100	38

Consumer Products 0.25%
Gillette Co. (The)	1,035	60

Containers & Packaging: Metal & Glass 1.32%
Crown Holdings, Inc.*	19,600	312

Containers & Packaging: Paper & Plastic 0.40%
Pactiv Corp.*	5,350	94

Diversified Financial Services 1.04%
Citigroup, Inc.	5,400	246

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Diversified Manufacturing 0.81%
Ball Corp.	4,300	$158
Hexcel Corp.*	1,900	35
Total		193

Drug & Grocery Store Chains 2.13%
CVS Corp.	4,800	139
Kroger Co. (The)*	17,800	367
Total		506

Drugs & Pharmaceuticals 9.45%
GlaxoSmithKline plc ADR	6,700	343
MedImmune, Inc.*	3,200	108
Mylan Laboratories Inc.	19,100	368
Novartis AG ADR	10,100	515
Pfizer, Inc.	7,300	182
Schering-Plough Corp.	13,430	283
Wyeth	9,600	444
Total		2,243

Electrical Equipment & Components 1.87%
AMETEK, Inc.	1,500	64
Emerson Electric Co.	5,300	381
Total		445

Electronics 1.57%
AVX Corp.	12,600	161
Vishay Intertechnology, Inc.*	17,700	211
Total		372

Electronics: Semiconductors/Components 0.68%
MEMC Electronic Materials, Inc.*	7,100	162

Engineering & Contracting Services 0.59%
Jacobs Engineering Group Inc.*	2,100	141

Entertainment 0.86%
Viacom, Inc. Class B	2,400	79
Walt Disney Co. (The)	5,190	125
Total		204

Foods 0.19%
Campbell Soup Co.	1,500	$45

Forest Products 1.08%
Georgia-Pacific Corp.	7,500	255

Gold 4.21%
Barrick Gold Corp.(a)	8,900	258
Newmont Mining Corp.	15,700	741
Total		999

Healthcare Facilities 0.43%
Health Management Assoc., Inc.	4,400	103

Household Furnishings 0.75%
Ethan Allen Interiors Inc.	5,700	179

Identification Control & Filter Devices 3.12%
Hubbell Inc.	5,400	253
IDEX Corp.	1,800	77
Parker Hannifin Corp.	6,400	412
Total		742

Insurance: Multi-Line 2.14%
Aflac, Inc.	2,100	95
CIGNA Corp.	300	35
Genworth Financial, Inc. Class A	8,600	277
Safeco Corp.	1,900	102
Total		509

Machinery: Agricultural 0.49%
Deere & Co.	1,905	117

Machinery: Industrial/Specialty 0.41%
Illinois Tool Works Inc.	560	46
Woodward Governor Co.	600	51
Total		97

Machinery: Oil Well Equipment & Services 4.27%
Baker Hughes Inc.	1,450	87
Grant Prideco, Inc.*	7,700	313

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Halliburton Co.	2,600	$178
Helmerich & Payne, Inc.	1,830	111
Key Energy Services, Inc.*	4,500	66
Patterson-UTI Energy, Inc.	2,300	83
Schlumberger Ltd.(a)	2,100	177
Total		1,015

Machinery: Specialty 0.22%
JLG Industries, Inc.	1,400	51

Medical & Dental Instruments & Supplies 0.08%
Bausch & Lomb Inc.	245	20

Metal Fabricating 2.93%
Quanex Corp.	5,700	378
Shaw Group, Inc. (The)*	1,300	32
Timken Co. (The)	9,700	287
Total		697

Milling: Fruit & Grain Processing 1.05%
Archer Daniels Midland Co.	10,100	249

Miscellaneous Equipment 1.01%
W.W. Grainger, Inc.	3,800	239

Miscellaneous Materials & Processing 0.05%
Rogers Corp.*	290	11

Multi-Sector Companies 6.46%
Carlisle Cos., Inc.	3,300	210
Eaton Corp.	4,170	265
General Electric Co.	17,900	603
Honeywell Int’l. Inc.	3,500	131
Trinity Industries, Inc.	8,000	324
Total		1,533

Oil: Crude Producers 0.42%
EOG Resources, Inc.	470	35
Grey Wolf, Inc.*	7,600	64
Total		99

Oil: Integrated Domestic 0.39%
GlobalSantaFe Corp.(a)	2,025	92

Oil: Integrated International 3.99%
Chevron Corp.	900	$58
Exxon Mobil Corp.	14,000	890
Total		948

Paper 0.11%
MeadWestvaco Corp.	900	25

Publishing: Miscellaneous 1.58%
R.R. Donnelley & Sons Co.	10,100	374

Radio & TV Broadcasters 0.26%
Westwood One, Inc.	3,100	62

Railroads 0.31%
Union Pacific Corp.	1,040	74

Real Estate Investment Trusts 1.10%
Host Marriott Corp.	15,420	261

Restaurants 0.62%
Brinker Int’l., Inc.*	3,900	146

Retail 3.00%
Barnes & Noble, Inc.	1,395	53
Federated Department Stores, Inc.	4,787	320
Foot Locker, Inc.	6,200	136
OfficeMax, Inc.	2,700	86
Wal-Mart Stores, Inc.	2,700	118
Total		713

Savings & Loan 0.45%
Webster Financial Corp.	2,365	106

Securities Brokerage & Services 0.14%
Raymond James Financial, Inc.	1,000	32

Services: Commercial 0.19%
Sabre Holdings Corp. Class A	2,200	45

Soaps & Household Chemicals 0.58%
Procter & Gamble Co. (The)	2,300	137

See Notes to Schedule of Investments.

3

		Value
Investments	Shares	(000)
Steel 0.86%
Steel Dynamics, Inc.	6,000	$204

Telecommunications Equipment 0.29%
C-COR, Inc.*	10,000	68

Textiles Apparel Manufacturers 0.85%
VF Corp.	3,500	203

Truckers 1.49%
Heartland Express, Inc.	7,200	146
Werner Enterprises, Inc.	12,000	208
Total		354

Utilities: Cable TV & Radio 0.84%
Comcast Corp. Class A*	6,950	200

Utilities: Electrical 2.43%
Ameren Corp.	3,918	209
CMS Energy Corp.*	14,340	236
NiSource, Inc.	5,400	131
Total		576

Utilities: Gas Distributors 0.41%
Nicor Inc.	2,300	97

Utilities: Telecommunications 1.39%
Sprint Nextel Corp.	3,600	86
Verizon Communications, Inc.	7,500	245
Total		331

Total Common Stocks
(cost $21,351,135)		22,861

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 8.82%

Repurchase Agreement 8.82%
Repurchase Agreement dated 9/30/2005, 3.17% due 10/3/2005 with State Street Bank & Trust Co. collateralized by $2,030,000 of Federal Home Loan Mortgage Corp. at 5.50% due 9/15/2011; value: $2,136,575; proceeds: $2,094,018 (cost $2,093,465)	$2,093	2,093

Total Investments in Securities 105.09% (cost $23,444,600)		24,954
Liabilities in Excess of Cash and Other Assets (5.09%)		(1,208)
Net Assets 100.00%		$23,746

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2005

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 95.03%

COMMON STOCKS 67.75%

Auto Components 1.10%
Dana Corp.	63	$591,889

Chemicals 7.36%
Chemtura Corp.	51	629,694
Dow Chemical Co. (The)	22	900,072
Eastman Chemical Co.	24	1,136,674
Monsanto Co.	13	803,200
Mosaic Co. (The)*	31	491,814
Total		3,961,454

Commercial Services & Supplies 3.92%
R.R. Donnelley & Sons Co.	28	1,056,495
ServiceMaster Co.	78	1,050,704
Total		2,107,199

Communications Equipment 0.64%
Avaya, Inc.*	33	342,012

Containers & Packaging 0.89%
Ball Corp.	13	477,620

Diversified Telecommunication Services 4.86%
PanAmSat Holding Corp.	58	1,408,440
SBC Communications, Inc.	50	1,208,088
Total		2,616,528

Electric Utilities 5.74%
Ameren Corp.	19	1,016,310
Northeast Utilities	53	1,061,340
Puget Energy, Inc.	43	1,009,640
Total		3,087,290

Energy Equipment & Services 3.07%
GlobalSantaFe Corp.	12	542,878
Halliburton Co.	16	1,110,024
Total		1,652,902

See Notes to Schedule of Investments.

1

	Shares
Investments	(000)	Value
Food & Staples Retailing 1.24%
Albertson’s, Inc.	26	$669,465

Food Products 3.59%
H.J. Heinz Co.	31	1,125,432
Kellogg Co.	18	807,275
Total		1,932,707

Gas Utilities 2.07%
NiSource, Inc.	46	1,110,650

Hotels, Restaurants & Leisure 1.12%
McDonald’s Corp.	18	602,820

Household Durables 5.48%
Newell Rubbermaid, Inc.	44	1,001,130
Snap-on Inc.	20	722,400
Tupperware Corp.	54	1,223,286
Total		2,946,816

Industrial Conglomerates 0.87%
Hubbell, Inc.	10	469,300

Insurance 6.00%
ACE Ltd.(a)	12	560,133
Allstate Corp.	4	204,573
Lincoln National Corp.	11	551,412
Max Re Capital Ltd.(a)	4	104,118
Montpelier Re Holdings Ltd.(a)	1	19,880
PartnerRe Ltd.(a)	8	512,400
Safeco Corp.	11	603,194
XL Capital Ltd. Class A(a)	10	673,497
Total		3,229,207

Leisure Equipment & Products 0.48%
Foot Locker, Inc.	12	256,698

Machinery 2.97%
CNH Global N.V.(a)	4	72,890

See Notes to Schedule of Investments.

2

	Shares
Investments	(000)	Value
Cummins, Inc.	7	$598,332
Ingersoll-Rand Co. Ltd. Class A(a)	7	263,787
Timken Co. (The)	22	660,749
Total		1,595,758

Media 1.74%
Clear Channel Communications, Inc.	28	937,365

Metals & Mining 0.14%
Metal Management, Inc.	3	76,050

Multi-Line Retail 0.86%
Federated Department Stores, Inc.	7	460,333

Oil & Gas 2.42%
Chevron Corp.	16	1,003,315
EOG Resources, Inc.	4	299,600
Total		1,302,915

Paper & Forest Products 3.06%
Georgia-Pacific Corp.	25	858,312
MeadWestvaco Corp.	29	789,932
Total		1,648,244

Pharmaceuticals 2.50%
Bristol-Myers Squibb Co.	46	1,118,790
Mylan Laboratories Inc.	12	223,416
Total		1,342,206

Real Estate Investment Trusts 2.94%
Health Care Property Investors, Inc.	28	758,419
Healthcare Realty Trust Inc.	20	822,870
Total		1,581,289

Specialty Retail 1.08%
OfficeMax, Inc.	18	579,561

Trading Companies & Distributors 1.61%
Genuine Parts Co.	20	866,580
Total Common Stocks (cost $33,467,695)		36,444,858

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
CONVERTIBLE NOTES & BONDS 3.73%

Aerospace & Defense 0.34%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$75	$80,437
Armor Holdings, Inc.	2.00%	11/1/2024	100	100,375
Total				180,812

Biotechnology 0.20%
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	75	106,031

Commercial Services & Supplies 0.35%
DST Systems, Inc.	4.125%	8/15/2023	150	189,187

Computers & Peripherals 0.14%
EMC Corp.	4.50%	4/1/2007	75	77,625

Hotels, Restaurants & Leisure 0.56%
Hilton Hotels Corp.	3.375%	4/15/2023	150	171,937
International Game Technology	Zero Coupon	1/29/2033	200	128,000
Total				299,937

Machinery 0.30%
AGCO Corp.	1.75%	12/31/2033	150	159,563

Media 0.14%
Liberty Media Corp. Class A	3.25%	3/15/2031	100	78,000

Metals & Mining 0.63%
Placer Dome, Inc.(a)	2.75%	10/15/2023	300	336,750

Oil & Gas 0.52%
Hanover Compressor Co.	4.75%	1/15/2014	250	280,625

Pharmaceuticals 0.34%
MGI PHARMA, Inc.	1.682%	3/2/2024	150	105,375
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	75	76,594
Total				181,969

Semiconductors & Semiconductor Equipment 0.12%
Cypress Semiconductor Corp.	1.25%	6/15/2008	30	35,213
LSI Logic Corp.	4.00%	5/15/2010	30	31,800
Total				67,013

See Notes to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Software 0.09%
Mentor Graphics Corp.	6.875%	6/15/2007	$50	$49,938
Total Convertible Notes & Bonds (cost $2,003,354)				2,007,450

		Shares
		(000)
CONVERTIBLE PREFERRED STOCKS 1.95%

Electric Utilities 0.49%
CMS Energy Corp.	4.50%	3	265,875

Food & Staples Retailing 0.21%
Albertson’s, Inc.	7.25%	4	112,050

Insurance 0.76%
Chubb Corp. (The)	7.00%	3	111,010
Fortis Insurance N.V. +(a)(b)	7.75%	10	112,250
XL Capital Ltd. Class A(a)	6.50%	8	187,206
Total			410,466

Media 0.49%
Emmis Communications Corp.	6.25%	2	89,000
Interpublic Group of Cos., Inc. (The)	5.375%	4	171,800
Total			260,800

Total Convertible Preferred Stocks (cost $953,736)			1,049,191

			Principal
			Amount
			(000)
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.99%

Federal National Mortgage Assoc.	5.50%	11/1/2034	$426	426,417
Federal National Mortgage Assoc.	6.00%	2/1/2034	1,299	1,321,062
Federal National Mortgage Assoc.	6.00%	8/1/2034	258	262,636
Federal National Mortgage Assoc.	6.00%	9/1/2034	187	189,977
Federal National Mortgage Assoc.	6.00%	2/1/2035	472	480,326
Total Government Sponsored Enterprises Pass-Throughs (cost $2,705,194)				2,680,418

See Notes to Schedule of Investments.

5

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
HIGH YIELD CORPORATE NOTES & BONDS 13.72%

Auto Components 0.30%
Cooper-Standard Automotive Inc.	8.375%	12/15/2014	$100	$84,500
Stanadyne Corp.	10.00%	8/15/2014	75	74,625
Total				159,125

Chemicals 0.53%
Crompton Corp.	9.875%	8/1/2012	100	114,375
Equistar Chemicals, L.P.	7.55%	2/15/2026	125	120,469
Nalco Co.	8.875%	11/15/2013	50	51,562
Total				286,406

Commercial Services & Supplies 0.18%
Iron Mountain Inc.	6.625%	1/1/2016	100	94,500

Consumer Finance 1.01%
Ford Motor Credit Co.	7.375%	10/28/2009	250	241,694
General Motors Acceptance Corp.	7.25%	3/2/2011	325	302,541
Total				544,235

Containers & Packaging 0.69%
Crown Cork & Seal, Inc.	7.375%	12/15/2026	150	143,250
Graham Packaging Co., Inc.	9.875%	10/15/2014	75	72,375
Rayovac Corp.	8.50%	10/1/2013	75	72,750
Stone Container Finance Co. of Canada II(a)	7.375%	7/15/2014	90	80,550
Total				368,925

Diversified Telecommunication Services 2.37%
Cincinnati Bell, Inc.	7.00%	2/15/2015	400	388,000
Lucent Technologies Inc.	6.50%	1/15/2028	100	87,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	600	598,500
Syniverse Technologies+	7.75%	8/15/2013	200	202,500
Total				1,276,000

See Notes to Schedule of Investments.

6

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Energy Equipment & Services 0.46%
Dynegy Holdings, Inc.	6.875%	4/1/2011	$125	$122,812
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	125	124,688
Total				247,500

Food & Staples Retailing 0.65%
Rite Aid Corp.	8.125%	5/1/2010	100	102,500
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	250	248,125
Total				350,625

Food Products 0.16%
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	90	85,275

Gas Utilities 0.93%
El Paso Corp.	7.00%	5/15/2011	500	501,250

Healthcare Providers & Services 0.97%
AmeriPath, Inc.	10.50%	4/1/2013	75	78,375
DaVita, Inc.	7.25%	3/15/2015	100	101,875
National Nephrology Assoc., Inc.+	9.00%	11/1/2011	20	22,350
Tenet Healthcare Corp.+	9.25%	2/1/2015	225	228,375
Tenet Healthcare Corp.	9.875%	7/1/2014	85	89,250
Total				520,225

Hotels, Restaurants & Leisure 1.14%
Hard Rock Hotel, Inc.	8.875%	6/1/2013	50	53,875
Landry’s Restaurants, Inc.	7.50%	12/15/2014	50	47,750
LCE Acquisition Corp.	9.00%	8/1/2014	330	322,575
River Rock Entertainment Authority	9.75%	11/1/2011	20	22,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.625%	12/1/2014	175	168,219
Total				614,719

Industrial Conglomerates 0.47%
Allied Waste North America, Inc.	6.125%	2/15/2014	150	141,000
Park-Ohio Industries Inc.	8.375%	11/15/2014	125	109,063
Total				250,063

Leisure Equipment & Products 0.09%
Williams Scotsman, Inc.+	8.50%	10/1/2015	50	50,875

See Notes to Schedule of Investments.

7

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Media 0.88%
Gaylord Entertainment Co.	8.00%	11/15/2013	$100	$105,500
Mediacom Broadband LLC+	8.50%	10/15/2015	250	242,500
Mediacom Communications Corp.	9.50%	1/15/2013	125	124,687
Total				472,687

Metals & Mining 0.32%
Allegheny Ludlum Corp.	6.95%	12/15/2025	80	78,000
Novelis Inc.+(a)	7.25%	2/15/2015	100	95,000
Total				173,000

Multi-Utilities & Unregulated Power 0.02%
Williams Cos., Inc. (The)	7.875%	9/1/2021	10	11,050

Oil & Gas 0.34%
EXCO Resources, Inc.	7.25%	1/15/2011	75	78,000
Foundation PA Coal Co.	7.25%	8/1/2014	60	62,850
Kerr-McGee Corp.	6.95%	7/1/2024	40	41,648
Total				182,498

Paper & Forest Products 0.38%
Boise Cascade Holdings, LLC	7.125%	10/15/2014	40	38,100
Bowater Inc.	6.50%	6/15/2013	100	93,750
Buckeye Technologies Inc.	8.00%	10/15/2010	75	71,625
Total				203,475

Pharmaceuticals 0.61%
Mylan Laboratories Inc.+	6.375%	8/15/2015	150	150,937
Warner Chilcott Corp.+	8.75%	2/1/2015	185	178,525
Total				329,462

Real Estate 0.45%
Host Marriott L.P.	6.375%	3/15/2015	250	243,750

Software 0.34%
SunGard Data Systems Inc.+	9.125%	8/15/2013	175	182,219

Textiles & Apparel 0.33%
Elizabeth Arden, Inc.	7.75%	1/15/2014	100	102,250
INVISTA+	9.25%	5/1/2012	70	76,475
Total				178,725

See Notes to Schedule of Investments.

8

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Wireless Telecommunication Services 0.10%
Nextel Partners, Inc.	8.125%	7/1/2011	$50	$54,250
Total High Yield Corporate Notes & Bonds (cost $7,413,140)				7,380,839

U.S. TREASURY OBLIGATION 2.89%
U.S. Treasury Note (cost $1,577,200)	5.00%	2/15/2011	1,500	1,555,723
Total Long-Term Investments (cost $48,120,319)				51,118,479

SHORT-TERM INVESTMENT 5.06%

Repurchase Agreement 5.06%
Repurchase Agreement dated 9/30/2005, 3.17% due 10/3/2005 with State Street Bank & Trust Co. collateralized by $2,640,000 of Federal Home Loan Mortgage Corp. at 5.50% due 9/15/2011; value: $2,778,600; proceeds: $2,721,836 (cost $2,721,117)			2,721	2,721,117
Total Investments in Securities 100.09% (cost $50,841,436)				53,839,596
Liabilities in Excess of Cash and Other Assets (0.09%)				(48,586)
Net Assets 100.00%				$53,791,010

*	Non-income producing security.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Private placement.

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2005

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 91.71%

COMMON STOCKS 0.27%

Aerospace/Defense 0.06%
Raytheon Co.	3	$119,079

Telecommunications Equipment 0.21%
Avaya, Inc.*	41	424,226
Total Common Stocks (cost $744,686)		543,305

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE NOTES & BONDS 15.41%

Aerospace/Defense 0.92%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$625	670,313
L-3 Communication Holdings, Inc.+	3.00%	8/1/2035	400	411,000
Lockheed Martin Corp.	3.54%#	8/15/2033	700	734,048
Total				1,815,361

Brokerage 0.21%
Morgan Stanley+	1.00%	3/30/2012	405	416,644

Building & Construction 0.44%
Fluor Corp.	1.50%	2/15/2024	700	873,250

Diversified Capital Goods 0.31%
Tyco Int’l. Ltd.(a)	2.75%	1/15/2018	500	616,875

Electronics 0.54%
Cypress Semiconductor Corp.	1.25%	6/15/2008	275	322,781
Flir Systems, Inc.	3.00%	6/1/2023	500	742,500
Total				1,065,281

Energy - Exploration & Production 0.32%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	637,500

Gaming 0.39%
International Game Technology	Zero Coupon	1/29/2033	1,200	768,000

Health Services 2.24%
Advanced Medical Optics, Inc.	2.50%	7/15/2024	500	490,000
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	450	636,187

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Invitrogen Corp.+	3.25%	6/15/2025	$800	$828,000
Medtronic, Inc.	1.25%	9/15/2021	725	727,719
SFBC Int’l., Inc.	2.25%	8/15/2024	1,100	1,355,750
Universal Health Services, Inc.	0.426%	6/23/2020	700	409,500
Total				4,447,156

Hotels 0.91%
Hilton Hotels Corp.	3.375%	4/15/2023	550	630,438
Starwood Hotels & Resorts Worldwide, Inc.	3.50%	5/16/2023	1,000	1,181,250
Total				1,811,688

Household & Leisure Products 0.25%
Costco Cos., Inc.	Zero Coupon	8/19/2017	500	492,500

Integrated Energy 0.25%
Devon Energy Corp.	4.90%	8/15/2008	400	494,000

Investments & Misc. Financial Services 0.43%
American Express Co.	1.85%	12/1/2033	800	848,000

Machinery 0.46%
AGCO Corp.	1.75%	12/31/2033	860	914,825

Media - Broadcast 0.46%
Sinclair Broadcast Group, Inc.	4.875%#	7/15/2018	200	179,750
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	734,800
Total				914,550

Media - Diversified 0.85%
Liberty Media Corp. Class A	3.25%	3/15/2031	1,200	936,000
Walt Disney Co. (The)	2.125%	4/15/2023	725	740,406
Total				1,676,406

Metals/Mining Excluding Steel 0.57%
Placer Dome, Inc.(a)	2.75%	10/15/2023	1,000	1,122,500

Oil Field Equipment & Services 1.10%
Hanover Compressor Co.	4.75%	1/15/2014	1,000	1,122,500
Schlumberger Ltd.(a)	1.50%	6/1/2023	850	1,051,875
Total				2,174,375

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Pharmaceuticals 1.66%
ALZA Corp.	Zero Coupon	7/28/2020	$1,000	$873,750
Celgene Corp.	1.75%	6/1/2008	200	458,250
MGI PHARMA, Inc.	1.682%	3/2/2024	750	526,875
Teva Pharmaceutical B.V.(a)	0.375%	11/15/2022	150	234,562
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	1,175	1,199,969
Total				3,293,406

Railroads 0.35%
CSX Corp.	Zero Coupon	10/30/2021	750	687,188

Software/Services 1.25%
DST Systems, Inc.	4.125%	8/15/2023	700	882,875
EMC Corp.	4.50%	4/1/2007	875	905,625
Mentor Graphics Corp.	6.875%	6/15/2007	700	699,125
Total				2,487,625

Support - Services 0.72%
Armor Holdings, Inc.	2.00%	11/1/2024	500	501,875
Charles River Assoc., Inc.	2.875%	6/15/2034	735	925,181
Total				1,427,056

Telecom - Wireless 0.18%
Nextel Communications, Inc.	5.25%	1/15/2010	350	354,375

Telecommunications Equipment 0.48%
LSI Logic Corp.	4.00%	5/15/2010	900	954,000

Theaters & Entertainment 0.12%
Lions Gate Entertainment Corp.(a)	3.625%	3/15/2025	255	245,756
Total Convertible Notes & Bonds (cost $29,677,376)				30,538,317

		Shares
		(000)
CONVERTIBLE PREFERRED STOCKS 4.97%

Agency 0.09%
Federal National Mortgage Assoc.	5.375%	—	(b)	183,700

Automotive 0.20%
Ford Motor Co. Capital Trust II	6.50%	11		400,950

See Notes to Schedule of Investments.

	Interest	Shares
Investments	Rate	(000)	Value
Banking 0.41%
Marshall & Ilsley Corp.	6.50%	30	$810,600

Beverage 0.32%
Constellation Brands, Inc.	5.75%	16	624,960

Electric - Generation 0.32%
PNM Resources, Inc.	6.75%	12	624,960

Electric - Integrated 0.49%
CMS Energy Corp.	4.50%	11	974,875

Energy - Exploration & Production 0.90%
Chesapeake Energy Corp.	4.125%	1	1,782,209

Food & Drug Retailers 0.28%
Albertson’s, Inc.	7.25%	22	560,250

Integrated Energy 0.46%
Williams Cos., Inc. (The)	5.50%	8	907,725

Investments & Misc. Financial Services 0.11%
Morgan Stanley+(d)	8.25%	3	212,160

Life Insurance 0.51%
MetLife, Inc.	6.375%	36	1,010,520

Property & Casualty 0.24%
Chubb Corp. (The)	7.00%	10	326,500
XL Capital Ltd. Class A(a)	6.50%	7	159,810
Total			486,310

Pharmaceuticals 0.27%
Schering-Plough Corp.	6.00%	10	542,300

Printing & Publishing 0.37%
Interpublic Group of Cos., Inc. (The) Series A	5.375%	17	730,150
Total Convertible Preferred Stocks (cost $8,308,475)			9,851,669

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES NOTES & BONDS 0.29%

Federal Home Loan Mortgage Corp.	3.50%	9/15/2007	$500	$492,517
Federal Home Loan Mortgage Corp.	5.50%	7/15/2006	75	75,684
Total Government Sponsored Enterprises Notes & Bonds (cost $582,599)				568,201

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.22%
Federal National Mortgage Assoc.	5.50%	2/1/2033	1,669	1,670,935
Federal National Mortgage Assoc.	5.50%	7/1/2033	984	984,889
Federal National Mortgage Assoc.	6.00%	2/1/2032	3,461	3,521,665
Federal National Mortgage Assoc.	6.00%	5/1/2032	178	181,604
Federal National Mortgage Assoc.	6.00%	5/1/2033	1,171	1,190,954
Federal National Mortgage Assoc.	6.00%	11/1/2033	1,328	1,350,452
Federal National Mortgage Assoc.	6.00%	2/1/2035	1,417	1,440,980
Total Government Sponsored Enterprises Pass-Throughs (cost $10,444,531)				10,341,479

HIGH YIELD CORPORATE NOTES & BONDS 62.96%

Aerospace/Defense 1.62%
Armor Holdings, Inc.	8.25%	8/15/2013	315	340,987
DRS Technologies, Inc.	6.875%	11/1/2013	450	436,500
Esterline Technologies Corp.	7.75%	6/15/2013	510	540,600
L-3 Communications Corp.	6.125%	1/15/2014	500	497,500
L-3 Communications Corp.+	6.375%	10/15/2015	250	253,125
Raytheon Co.	4.85%	1/15/2011	1,150	1,148,504
Total				3,217,216

Apparel/Textiles 0.79%
INVISTA+	9.25%	5/1/2012	725	792,062
Quiksilver, Inc.+	6.875%	4/15/2015	800	772,000
Total				1,564,062

Auto Loans 1.95%
Ford Motor Credit Co.	7.25%	10/25/2011	350	332,612
Ford Motor Credit Co.	7.375%	10/28/2009	1,000	966,777
General Motors Acceptance Corp.	7.25%	3/2/2011	2,750	2,559,958
Total				3,859,347

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Auto Parts & Equipment 1.34%
Accuride Corp.	8.50%	2/1/2015	$215	$211,775
Affinia Group, Inc.+	9.00%	11/30/2014	250	196,250
Cooper-Standard Automotive Inc.	8.375%	12/15/2014	600	507,000
Cummins, Inc.	9.50%	12/1/2010	500	546,250
Delco Remy Int’l., Inc.	11.00%	5/1/2009	430	281,650
Dura Operating Corp.	8.625%	4/15/2012	225	201,375
Stanadyne Corp.	10.00%	8/15/2014	275	273,625
Tenneco Automotive, Inc.	8.625%	11/15/2014	425	430,312
Total				2,648,237

Beverage 0.24%
Le-Nature’s, Inc.+	10.00%	6/15/2013	440	477,400

Building & Construction 0.41%
Beazer Homes USA, Inc.	6.50%	11/15/2013	500	485,000
Standard Pacific Corp.	7.00%	8/15/2015	350	336,000
Total				821,000

Building Materials 0.18%
Builders FirstSource, Inc.+	8.04%#	2/15/2012	350	355,250

Chemicals 3.14%
Airgas, Inc.	6.25%	7/15/2014	525	532,875
Crompton Corp.	9.875%	8/1/2012	600	686,250
Equistar Chemicals, L.P.	7.55%	2/15/2026	1,200	1,156,500
Hercules, Inc.	6.75%	10/15/2029	850	837,250
IMC Global, Inc.	7.30%	1/15/2028	75	77,438
IMC Global, Inc.	11.25%	6/1/2011	300	331,500
Nalco Co.	8.875%	11/15/2013	400	412,500
NOVA Chemicals Corp.(a)	6.50%	1/15/2012	500	488,125
PQ Corp.+	7.50%	2/15/2013	200	195,000
Rhodia S.A.(a)	8.875%	6/1/2011	450	427,500
Rockwood Specialties Group, Inc.+	7.50%	11/15/2014	850	828,750
Terra Capital, Inc.	11.50%	6/1/2010	218	250,700
Total				6,224,388

Consumer - Products 1.18%
Elizabeth Arden, Inc.	7.75%	1/15/2014	775	792,438

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Playtex Products, Inc.	9.375%	6/1/2011	$550	$576,812
Rayovac Corp.	8.50%	10/1/2013	1,000	970,000
Total				2,339,250

Diversified Capital Goods 0.57%
J.B. Poindexter & Co., Inc.	8.75%	3/15/2014	500	457,500
Park-Ohio Industries, Inc.	8.375%	11/15/2014	350	305,375
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	374,625
Total				1,137,500

Electric - Generation 2.57%
Dynegy Holdings, Inc.	6.875%	4/1/2011	1,065	1,046,363
Dynegy Holdings, Inc.+	9.875%	7/15/2010	700	766,500
NRG Energy, Inc.	8.00%	12/15/2013	878	939,460
Reliant Resources, Inc.	6.75%	12/15/2014	775	765,312
Reliant Resources, Inc.	9.50%	7/15/2013	500	555,000
Texas Genco Holdings, Inc.+	6.875%	12/15/2014	1,000	1,022,500
Total				5,095,135

Electric - Integrated 2.45%
Duke Energy Corp.	5.375%	1/1/2009	900	915,714
Midwest Generation, LLC	8.75%	5/1/2034	675	755,156
Nevada Power Co.	5.875%	1/15/2015	1,000	990,656
PG&E Corp.	4.80%	3/1/2014	300	293,836
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	671	726,357
TXU Corp.	5.55%	11/15/2014	250	238,582
Virginia Electric & Power Co.	4.50%	12/15/2010	950	934,447
Total				4,854,748

Electronics 0.13%
Communications & Power Industries, Inc.	8.00%	2/1/2012	175	179,375
Corning, Inc.	5.90%	3/15/2014	75	76,217
Total				255,592

Energy - Exploration & Production 2.69%
Chesapeake Energy Corp.	6.25%	1/15/2018	1,250	1,231,250
Clayton William Energy, Inc.+	7.75%	8/1/2013	150	147,375
EXCO Resources, Inc.	7.25%	1/15/2011	900	936,000
Harvest Operations Corp.(a)	7.875%	10/15/2011	225	223,313
Houston Exploration Co.	7.00%	6/15/2013	700	717,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
KCS Energy Services, Inc.	7.125%	4/1/2012	$410	$422,300
KCS Energy Services, Inc.+	7.125%	4/1/2012	200	206,000
Kerr-McGee Corp.	6.95%	7/1/2024	125	130,150
Pogo Producing Co.+	6.625%	3/15/2015	750	765,000
Pogo Producing Co.+	6.875%	10/1/2017	175	178,281
Range Resources Corp.	7.375%	7/15/2013	360	383,400
Total				5,340,569

Environmental 1.00%
Allied Waste North America, Inc.	6.125%	2/15/2014	1,200	1,128,000
Allied Waste North America, Inc.	7.875%	4/15/2013	825	845,625
Total				1,973,625

Food & Drug Retailers 1.72%
Ingles Markets, Inc.	8.875%	12/1/2011	1,200	1,218,000
Jean Coutu Group (PJC), Inc. (The)(a)	8.50%	8/1/2014	600	600,000
Rite Aid Corp.	6.875%	8/15/2013	750	639,375
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	950	942,875
Total				3,400,250

Food - Wholesale 0.91%
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	530	502,175
Land O’Lakes, Inc.	8.75%	11/15/2011	500	526,250
Land O’Lakes, Inc.	9.00%	12/15/2010	400	443,000
Pinnacle Foods Holdings Corp.	8.25%	12/1/2013	360	342,000
Total				1,813,425

Forestry/Paper 2.15%
Abitibi-Consolidated, Inc.(a)	8.55%	8/1/2010	225	230,063
Ainsworth Lumber Co. Ltd.(a)	7.25%	10/1/2012	955	902,475
Boise Cascade, LLC	7.125%	10/15/2014	280	266,700
Bowater, Inc.	6.50%	6/15/2013	500	468,750
Buckeye Technologies, Inc.	8.00%	10/15/2010	650	620,750
Jefferson Smurfit Corp.	7.50%	6/1/2013	70	63,350
Jefferson Smurfit Corp.	8.25%	10/1/2012	250	236,250
JSG Funding plc(a)	9.625%	10/1/2012	225	227,250
Longview Fibre Co.	10.00%	1/15/2009	175	185,500
Norske Skog Canada Ltd.(a)	7.375%	3/1/2014	850	811,750

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Tembec Industries, Inc.(a)	7.75%	3/15/2012	$400	$256,000
Total				4,268,838

Gaming 4.40%
Boyd Gaming Corp.	8.75%	4/15/2012	275	297,687
Hard Rock Hotel, Inc.	8.875%	6/1/2013	625	673,438
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	1,500	1,445,625
Isle of Capri Casinos, Inc.	9.00%	3/15/2012	450	479,250
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	1,164,000
MGM Mirage, Inc.	6.75%	9/1/2012	1,270	1,296,988
Premier Entertainment Biloxi LLC	10.75%	2/1/2012	700	634,375
River Rock Entertainment Authority	9.75%	11/1/2011	775	864,125
Scientific Games Corp.	6.25%	12/15/2012	325	325,000
Seneca Gaming Corp.	7.25%	5/1/2012	225	231,750
Station Casinos, Inc.	6.50%	2/1/2014	450	452,250
Turning Stone Casino Resort+	9.125%	12/15/2010	265	276,925
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.625%	12/1/2014	600	576,750
Total				8,718,163

Gas Distribution 3.66%
El Paso Corp.	7.00%	5/15/2011	2,250	2,255,625
El Paso Corp.	7.75%	1/15/2032	500	506,250
Ferrellgas Partners, L.P.	6.75%	5/1/2014	1,100	1,056,000
MarkWest Energy Partners, L.P.+	6.875%	11/1/2014	875	870,625
Northwest Pipeline Corp.	8.125%	3/1/2010	150	160,875
Pacific Energy Partners, L.P.+	6.25%	9/15/2015	125	125,938
Sonat Inc.	7.625%	7/15/2011	275	280,500
Suburban Propane Partners, L.P.	6.875%	12/15/2013	1,000	915,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	975	1,077,375
Total				7,248,188

Health Services 4.46%
Alliance Imaging, Inc.	7.25%	12/15/2012	450	414,000
AmeriPath, Inc.	10.50%	4/1/2013	1,000	1,045,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	500	487,500
CDRV Investors, Inc.**	0.00%/9.625%	1/1/2010 & 2015	325	186,875
DaVita, Inc.	7.25%	3/15/2015	710	723,313

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Hanger Orthopedic Group, Inc.	10.375%	2/15/2009	$850	$869,125
HCA Inc.	6.375%	1/15/2015	405	402,712
HealthSouth Corp.	8.375%	10/1/2011	510	488,325
PacifiCare Health Systems, Inc.	10.75%	6/1/2009	172	186,405
PerkinElmer, Inc.	8.875%	1/15/2013	330	363,000
Psychiatric Solutions, Inc.+	7.75%	7/15/2015	900	933,750
Tenet Healthcare Corp.	7.375%	2/1/2013	800	762,000
Tenet Healthcare Corp.+	9.25%	2/1/2015	525	532,875
Tenet Healthcare Corp.	9.875%	7/1/2014	400	420,000
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	499,839
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	500	535,000
Total				8,849,719

Hotels 0.49%
Gaylord Entertainment Co.	6.75%	11/15/2014	225	218,812
Host Marriott L.P.	6.375%	3/15/2015	400	390,000
Host Marriott L.P.	9.25%	10/1/2007	350	370,563
Total				979,375

Household & Leisure Products 0.23%
Acco Brands Corp.+	7.625%	8/15/2015	450	447,750

Leisure 0.54%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,010	1,065,550

Machinery 0.40%
Gardner Denver, Inc.+	8.00%	5/1/2013	275	287,719
JLG Industries, Inc.	8.25%	5/1/2008	30	31,800
Manitowoc Co., Inc. (The)	7.125%	11/1/2013	450	468,000
Total				787,519

Media - Broadcast 1.29%
Allbritton Communications Co.	7.75%	12/15/2012	880	877,800
Clear Channel Communications, Inc.	4.625%	1/15/2008	475	470,432
Paxson Communications Corp.	10.75%	7/15/2008	550	543,125
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	400	411,500
Sinclair Broadcast Group, Inc.	8.75%	12/15/2011	250	263,750
Total				2,566,607

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Media - Cable 3.23%
CCH I LLC+	11.00%	10/1/2015	$858	$840,840
Charter Communication Holdings II	10.25%	9/15/2010	500	515,000
CSC Holdings, Inc.	8.125%	8/15/2009	850	860,625
DirecTV Holdings LLC+	6.375%	6/15/2015	750	748,125
DirecTV Holdings LLC	8.375%	3/15/2013	277	303,661
Echostar DBS Corp.	6.375%	10/1/2011	525	523,031
Echostar DBS Corp.	9.125%	1/15/2009	182	192,010
Insight Communications Co., Inc.**	0.00%/12.25%	2/15/2006 & 2011	1,150	1,178,750
Mediacom Broadband LLC+	8.50%	10/15/2015	475	460,750
Mediacom Communications Corp.	9.50%	1/15/2013	775	773,063
Total				6,395,855

Media - Diversified 0.09%
Block Communications, Inc.	9.25%	4/15/2009	175	186,375

Media - Services 0.74%
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	285	257,925
Warner Music Group Corp.	7.375%	4/15/2014	1,200	1,209,000
Total				1,466,925

Metals/Mining Excluding Steel 1.04%
Foundation PA Coal Co.	7.25%	8/1/2014	750	785,625
Novelis Inc.+(a)	7.25%	2/15/2015	500	475,000
Peabody Energy Corp.	5.875%	4/15/2016	800	799,000
Total				2,059,625

Non-Electric Utilities 0.77%
SEMCO Energy, Inc.	7.125%	5/15/2008	1,500	1,535,682

Non-Food & Drug Retailers 0.46%
Couche-Tard U.S. L.P.	7.50%	12/15/2013	415	429,525
GSC Holdings Corp.+	8.00%	10/1/2012	100	100,000
Neiman Marcus Group Inc. PIK (The)+(c)	9.00%	10/15/2015	375	377,812
Total				907,337

Oil Field Equipment & Services 1.33%
Dresser-Rand Group Inc.+	7.375%	11/1/2014	454	473,295

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Grant Prideco, Inc.+	6.125%	8/15/2015	$50	$50,750
Hanover Compressor Co.	8.625%	12/15/2010	375	405,937
Hanover Compressor Co.	9.00%	6/1/2014	175	195,344
J. Ray McDermott, S.A.+	11.50%	12/15/2013	290	333,500
Key Energy Services, Inc.	6.375%	5/1/2013	780	780,000
Pride Int’l., Inc.	7.375%	7/15/2014	360	392,850
Total				2,631,676

Packaging 1.92%
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,420	1,356,100
Graham Packaging Co., Inc.	8.50%	10/15/2012	1,000	1,000,000
Owens-Brockway Glass Container Inc.	7.75%	5/15/2011	525	548,625
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	560	590,800
Stone Container Finance Co. of Canada II(a)	7.375%	7/15/2014	350	313,250
Total				3,808,775

Pharmaceuticals 1.53%
Alpharma Inc.	8.625%	5/1/2011	840	869,400
Mylan Laboratories Inc.+	6.375%	8/15/2015	800	805,000
Warner Chilcott Corp.+	8.75%	2/1/2015	1,400	1,351,000
Total				3,025,400

Printing & Publishing 1.24%
American Media, Inc.	10.25%	5/1/2009	150	146,625
Dex Media, Inc.**	0.00%/9.00%	11/15/2008 & 2013	500	396,250
Dex Media, Inc.	8.00%	11/15/2013	450	464,625
Dex Media West	9.875%	8/15/2013	536	594,290
Houghton Mifflin Co.	8.25%	2/1/2011	825	855,937
Total				2,457,727

Railroads 0.05%
Union Pacific Corp.	3.625%	6/1/2010	100	94,805

Restaurants 0.65%
Denny’s Corp./Denny’s Holdings Inc.	10.00%	10/1/2012	825	829,125
Landry’s Restaurants, Inc.	7.50%	12/15/2014	175	167,125
O’Charley’s, Inc.	9.00%	11/1/2013	275	292,875
Total				1,289,125

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Software/Services 1.01%
Electronic Data Systems Corp.	6.50%	8/1/2013	$500	$512,964
SunGard Data Systems, Inc.+	9.125%	8/15/2013	1,000	1,041,250
SunGard Data Systems, Inc.+	10.25%	8/15/2015	300	305,250
Unisys Corp.	8.00%	10/15/2012	150	148,125
Total				2,007,589

Steel Producers/Products 0.26%
Allegheny Ludlum Corp.	6.95%	12/15/2025	525	511,875

Support - Services 1.44%
Iron Mountain Inc.	7.75%	1/15/2015	1,350	1,377,000
Iron Mountain Inc.	8.625%	4/1/2013	500	526,250
JohnsonDiversey, Inc.	9.625%	5/15/2012	500	501,250
United Rentals North America, Inc.	7.75%	11/15/2013	275	266,750
Williams Scotsman, Inc.+	8.50%	10/1/2015	175	178,063
Total				2,849,313

Telecom - Fixed Line 0.29%
Level 3 Financing, Inc.	10.75%	10/15/2011	420	353,325
Valor Communications Group	7.75%	2/15/2015	235	229,125
Total				582,450

Telecom - Integrated/Services 2.54%
Cincinnati Bell, Inc.	8.375%	1/15/2014	1,000	990,000
Intelsat Bermuda Ltd.+(a)	8.25%	1/15/2013	1,350	1,365,188
Qwest Capital Funding, Inc.	7.90%	8/15/2010	1,590	1,586,025
Qwest Corp.	7.875%	9/1/2011	375	392,812
Syniverse Technologies+	7.75%	8/15/2013	700	708,750
Total				5,042,775

Telecom - Wireless 2.49%
Airgate PCS, Inc.	7.349%#	10/15/2011	255	263,925
Airgate PCS, Inc.	9.375%	9/1/2009	275	290,125
Airgate PCS, Inc.+	9.375%	9/1/2009	325	342,875
Centennial Communications Corp.	10.125%	6/15/2013	875	988,750
Nextel Communications, Inc.	7.375%	8/1/2015	440	471,441
Nextel Partners, Inc.	8.125%	7/1/2011	1,000	1,085,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Rural Cellular Corp.	9.875%	2/1/2010	$510	$538,050
Triton PCS, Inc.	8.75%	11/15/2011	250	205,625
UbiquiTel Operating Co.	9.875%	3/1/2011	680	758,200
Total				4,943,991

Theaters & Entertainment 0.70%
AMC Entertainment, Inc.	8.00%	3/1/2014	625	553,125
Carmike Cinemas, Inc. Class A	7.50%	2/15/2014	220	191,950
LCE Acquisition Corp.	9.00%	8/1/2014	650	635,375
Total				1,380,450

Transportation Excluding Air/Rail 0.67%
CHC Helicopter Corp. Class A(a)	7.375%	5/1/2014	300	309,000
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	250	249,375
Offshore Logistics, Inc.	6.125%	6/15/2013	775	767,250

Total				1,325,625
Total High Yield Corporate Notes & Bonds (cost $124,502,643)				124,812,078

U.S. TREASURY OBLIGATIONS 2.59%

U.S. Treasury Note	4.375%	5/15/2007	1,500	1,505,449
U.S. Treasury Note	5.00%	2/15/2011	3,500	3,630,022

Total U.S. Treasury Obligations (cost $5,207,814)				5,135,471
Total Long-Term Investments (cost $179,468,124)				181,790,520

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 7.06%

Government Guaranteed 7.06%
Federal National Mortgage Assoc.	Zero Coupon	10/3/2005	$13,988	$13,988,000

Repurchase Agreement 0.00%

Repurchase Agreement dated 9/30/2005, 3.17% due 10/3/2005 with State Street Bank & Trust Co. collateralized by $10,000 of Federal Home Loan Mortgage Corp. at 4.50% due 4/2/2014; value: $9,947; proceeds: $7,643			8	7,641

Total Short-Term Investments (cost $13,995,641)				13,995,641

Total Investments in Securities 98.77% (cost $193,463,765)				195,786,161

Cash and Other Assets in Excess of Liabilities 1.23%				2,439,299

Net Assets 100.00%				$198,225,460

*	Non-income producing security.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at September 30, 2005.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than 1,000 shares.
(c)	Security purchased on a when-issued basis.
(d)	Private Placement.
PIK	Payment-in-kind.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 96.85%

Aerospace & Defense 3.07%
Boeing Co. (The)	46,300	$3,146
General Dynamics Corp.	142,104	16,989
Honeywell Int’l., Inc.	342,591	12,847
Raytheon Co.	342,974	13,040
Total		46,022

Air Freight & Couriers 0.35%
United Parcel Service, Inc. Class B	76,210	5,268

Automobiles 0.32%
Honda Motor Co. Ltd. ADR	170,800	4,851

Beverages 2.90%
Coca-Cola Co. (The)	82,400	3,559
Diageo plc ADR	283,426	16,442
PepsiCo, Inc.	414,305	23,495
Total		43,496

Biotechnology 0.91%
Biogen Idec Inc.*	37,400	1,476
MedImmune, Inc.*	360,196	12,121
Total		13,597

Chemicals 3.25%
E.I. du Pont de Nemours & Co.	420,491	16,471
Monsanto Co.	177,398	11,132
Potash Corp. of Saskatchewan Inc.(a)	61,266	5,717
Praxair, Inc.	321,263	15,398
Total		48,718

Commercial Banks 3.82%
Bank of America Corp.	480,853	20,244
Bank of New York Co., Inc. (The)	751,598	22,104
Marshall & Ilsley Corp.	136,675	5,947
PNC Financial Services Group, Inc. (The)	56,776	3,294
Wachovia Corp.	118,409	5,635
Total		57,224

Commercial Services & Supplies 0.84%
Waste Management, Inc.	441,433	12,629

Communications Equipment 1.90%
Motorola, Inc.	1,286,365	$28,416

Computers & Peripherals 1.95%
EMC Corp.*	685,528	8,871
Hewlett-Packard Co.	699,405	20,422
Total		29,293

Construction & Engineering 0.83%
Fluor Corp.	193,336	12,447

Diversified Consumer Services 0.14%
Expedia, Inc.*	47,800	947
IAC/InterActiveCorp*	47,800	1,212
Total		2,159

Diversified Financials 4.70%
Citigroup Inc.	463,675	21,106
iShares MSCI Japan Index Fund	1,368,000	16,676
JPMorgan Chase & Co.	754,951	25,616
Mitsubishi Tokyo Financial Group, Inc. ADR*	418,900	5,458
Morgan Stanley	28,700	1,548
Total		70,404

Diversified Telecommunication Services 4.84%
BellSouth Corp.	450,567	11,850
SBC Communications, Inc.	978,310	23,450
Sprint Nextel Corp.	583,200	13,868
Verizon Communications, Inc.	716,637	23,427
Total		72,595

Electric Utilities 1.24%
Ameren Corp.	76,690	4,102
PG&E Corp.	72,500	2,845
Progress Energy, Inc.	189,938	8,500
Southern Co.	87,500	3,129
Total		18,576

Electrical Equipment 1.54%
Emerson Electric Co.	322,135	23,129

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Energy Equipment & Services 3.01%
Baker Hughes, Inc.	272,841	$16,283
Schlumberger Ltd.(a)	342,310	28,884
Total		45,167

Food & Staples Retailing 2.78%
CVS Corp.	509,800	14,790
Kroger Co. (The)*	1,304,677	26,863
Total		41,653

Food Products 4.57%
Campbell Soup Co.	611,102	18,180
General Mills, Inc.	93,100	4,487
H.J. Heinz Co.	300,730	10,989
Kraft Foods, Inc. Class A	1,140,863	34,899
Total		68,555

Gas Utilities 0.54%
El Paso Corp.	583,100	8,105

Healthcare Equipment & Supplies 2.76%
Baxter Int’l., Inc.	746,922	29,780
Guidant Corp.	46,100	3,176
Medtronic, Inc.	155,600	8,343
Total		41,299

Household Durables 0.53%
Newell Rubbermaid, Inc.	347,697	7,875

Household Products 3.87%
Clorox Co. (The)	204,766	11,373
Kimberly-Clark Corp.	354,145	21,082
Procter & Gamble Co. (The)	429,118	25,515
Total		57,970

Industrial Conglomerates 2.00%
General Electric Co.	892,000	30,034

Insurance 3.14%
ACE Ltd.(a)	1,100	52
Aflac, Inc.	293,351	13,289
American Int’l. Group, Inc.	325,411	20,162
Hartford Financial Services Group, Inc. (The)	175,184	$13,519
Total		47,022

Internet Software & Services 1.46%
Automatic Data Processing, Inc.	508,167	21,872

IT Services 0.37%
Electronic Data Systems Corp.	249,100	5,590

Machinery 5.83%
Caterpillar, Inc.	347,966	20,443
Deere & Co.	413,502	25,306
Eaton Corp.	137,232	8,721
Pall Corp.	332,885	9,155
Parker Hannifin Corp.	369,602	23,769
Total		87,394

Media 3.30%
Comcast Corp. Class A*	604,253	17,390
Tribune Co.	438,905	14,875
Walt Disney Co. (The)	713,092	17,207
Total		49,472

Metals & Mining 3.12%
Barrick Gold Corp.(a)	621,113	18,043
Newmont Mining Corp.	610,378	28,792
Total		46,835

Multi-Line Retail 1.62%
Wal-Mart Stores, Inc.	555,700	24,351

Office Electronics 0.45%
Xerox Corp.*	489,633	6,683

Oil & Gas 5.08%
Exxon Mobil Corp.	1,199,671	76,227

Paper & Forest Products 1.93%
International Paper Co.	968,884	28,873

Personal Products 1.79%
Gillette Co. (The)	461,432	26,855

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Pharmaceuticals 12.99%
Bristol-Myers Squibb Co.	460,500	$11,080
GlaxoSmithKline plc ADR	477,581	24,490
Johnson & Johnson	176,300	11,156
Merck & Co., Inc.	280,987	7,646
Novartis AG ADR	677,557	34,556
Pfizer, Inc.	1,613,027	40,277
Schering-Plough Corp.	771,170	16,233
Teva Pharmaceutical Industries Ltd. ADR	377,017	12,600
Wyeth	792,628	36,675
Total		194,713

Road & Rail 1.08%
Union Pacific Corp.	225,447	16,165

Software 1.67%
BEA Systems, Inc.*	50,000	449
Microsoft Corp.	955,900	24,595
Total		25,044

Textiles & Apparel 0.36%
NIKE, Inc. Class B	65,348	5,338

Total Common Stocks (cost $1,343,982,222)		1,451,916

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 5.42%

Repurchase Agreement 5.42%
Repurchase Agreement dated 9/30/2005, 3.17% due 10/3/2005 with State Street Bank & Trust Co. collateralized by $82,815,000 of Federal National Mortgage Assoc. at 5.15% due 3/8/2012; value: $82,946,013; proceeds: $81,340,826 (cost $81,319,344)	$81,319	81,319

Total Investments in Securities 102.27% (cost $1,425,301,566)		1,533,235
Liabilities in Excess of Cash and Other Assets (2.27%)		(34,072)
Net Assets 100.00%		$1,499,163

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 95.66%

Aerospace 0.98%
Rockwell Collins, Inc.	8,900	$430

Agriculture, Fishing & Ranching 1.51%
Monsanto Co.	10,600	665

Banks 0.91%
Lazard Ltd. Class A(a)	15,800	400

Banks: Outside New York City 1.48%
Investors Financial Services Corp.	10,400	342
SVB Financial Group*	6,300	307
Total		649

Biotechnology Research & Production 3.53%
Cephalon Inc.*	3,886	180
Genzyme Corp.*	6,049	433
ImClone Systems Inc.*	7,400	233
Invitrogen Corp.*	7,050	530
OSI Pharmaceuticals, Inc.*	6,000	176
Total		1,552

Cable Television Services 1.02%
EchoStar Communications Corp.
Class A	15,121	447

Casinos & Gambling 0.60%
Scientific Games Corp. Class A*	8,500	264

Chemicals 1.94%
Ecolab Inc.	10,500	335
Rohm & Haas Co.	12,600	518
Total		853

Communications Technology 5.51%
ADC Telecommunications, Inc.*	13,200	302
Avaya, Inc.*	42,824	441
Comverse Technology, Inc.*	10,500	276
Juniper Networks, Inc.*	13,400	319
Lucent Technologies Inc.*	70,800	230
McAfee, Inc.*	11,900	374
Symbol Technologies, Inc.	10,844	$105
TIBCO Software Inc.*	44,800	374
Total		2,421

Computer Services, Software & Systems 6.82%
Amdocs Ltd.*(a)	22,313	619
CACI Int’l. Inc. Class A*	10,000	606
Cognos Inc.*(a)	5,400	210
Computer Sciences Corp.*	10,300	487
Hyperion Solutions Corp.*	7,400	360
Informatica Corp.*	24,156	291
Red Hat, Inc.*	6,500	138
Symantec Corp.*	12,642	286
Total		2,997

Consumer Electronics 0.97%
Take-Two Interactive Software, Inc.*	6,750	149
VeriSign Inc.*	12,900	276
Total		425

Consumer Products 0.44%
Alberto-Culver Co.	4,300	192

Diversified Financial Services 1.01%
CIT Group Inc.	9,810	443

Diversified Production 1.30%
Danaher Corp.	10,636	573

Drug & Grocery Store Chains 0.98%
Safeway Inc.	16,800	430

Drugs & Pharmaceuticals 3.66%
Barr Pharmaceuticals, Inc.*	5,900	324
Biovail Corp.*(a)	9,400	220
Endo Pharmaceuticals Holdings Inc.*	20,610	550
IVAX Corp.*	3,875	102
Medicines Co. (The)*	5,200	119
MedImmune, Inc.*	2,900	97
Sepracor Inc.*	3,300	195
Total		1,607

Education Services 2.06%
Career Education Corp.*	7,500	267

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Education Management Corp.*	9,600	$309
Universal Technical Institute, Inc.*	9,200	328
Total		904

Electronics: Semiconductors/Components 4.85%
Agere Systems Inc.*	23,200	242
Analog Devices, Inc.	8,900	331
Broadcom Corp. Class A*	8,300	389
Microchip Technology, Inc.	11,900	358
National Semiconductor Corp.	13,800	363
Xilinx, Inc.	16,100	448
Total		2,131

Engineering & Contracting Services 2.12%
Dycom Industries, Inc.*	7,800	158
Jacobs Engineering Group, Inc.*	11,456	772
Total		930

Fertilizers 0.87%
Potash Corp. of Saskatchewan Inc.(a)	4,100	383

Financial Data Processing Services & Systems 1.41%
Alliance Data Systems Corp.*	15,830	620

Financial Miscellaneous 0.84%
Providian Financial Corp.*	20,896	369

Health & Personal Care 1.51%
Lincare Holdings, Inc.*	7,300	300
Omnicare, Inc.	6,518	366
Total		666

Healthcare Facilities 0.30%
DaVita, Inc.*	2,900	134

Healthcare Management Services 5.36%
Caremark Rx, Inc.*	8,642	432
Cerner Corp.*	1,328	115
Community Health Systems, Inc.*	23,400	908
PacifiCare Health Systems, Inc.*	11,300	902
Total		2,357

Hotel/Motel 1.08%
Hilton Hotels Corp.	21,300	$475

Insurance: Life 0.50%
Universal American Financial Corp.*	9,700	221

Insurance: Property-Casualty 2.37%
AXIS Capital Holdings Ltd.(a)	8,400	240
HCC Insurance Holdings, Inc.	12,700	362
W.R. Berkley Corp.	11,100	438
Total		1,040

Investment Management Companies 0.71%
Affiliated Managers Group, Inc.*	2,764	200
Refco Inc.*	4,000	113
Total		313

Leisure Time 1.97%
Penn National Gaming, Inc.*	12,000	373
Royal Caribbean Cruises Ltd.	11,380	492
Total		865

Machinery: Oil Well Equipment & Services 4.30%
Cooper Cameron Corp.*	6,000	443
Halliburton Co.	13,500	925
Noble Corp.	1,400	96
Weatherford Int’l. Ltd.*	6,170	424
Total		1,888

Manufacturing 1.46%
Ingersoll-Rand Co., Ltd. Class A(a)	16,738	640

Medical & Dental Instruments & Supplies 2.04%
Cooper Cos., Inc. (The)	3,100	237
C.R. Bard, Inc.	5,600	370
Kinetic Concepts, Inc.*	5,100	290
Total		897

Medical Services 0.22%
Covance Inc.*	2,000	96

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Metal Fabricating 1.00%
Timken Co. (The)	14,900	$441

Multi-Sector Companies 1.20%
ITT Industries, Inc.	4,630	526

Oil: Crude Producers 1.47%
XTO Energy Inc.	14,216	644

Pollution Control & Environmental Services 1.06%
Headwaters Inc.*	12,400	464

Radio & TV Broadcasters 1.95%
Univision Communications Inc. Class A*	16,634	441
Westwood One, Inc.	20,800	414
Total		855

Rental & Leasing Services: Commercial 0.84%
United Rentals, Inc.*	18,727	369

Restaurants 1.45%
Cheesecake Factory, Inc. (The)*	11,100	347
Panera Bread Co. Class A*	3,500	179
Texas Roadhouse, Inc. Class A*	7,500	112
Total		638

Retail 6.71%
Abercrombie & Fitch Co.	2,900	145
Advance Auto Parts, Inc.*	13,722	531
Bed Bath & Beyond Inc.*	10,800	434
Dollar General Corp.	6,300	116
Dollar Tree Stores, Inc.*	9,456	205
Fisher Scientific Int’l. Inc.*	10,870	674
MSC Industrial Direct Co., Inc. Class A	16,745	555
PETCO Animal Supplies, Inc.*	13,667	289
Total		2,949

Securities Brokerage & Services 0.65%
Legg Mason, Inc.	2,600	285

Services: Commercial 6.30%
Expedia, Inc.*	11,942	$237
FTI Consulting, Inc.*	14,300	361
IAC/InterActiveCorp*	15,942	404
Iron Mountain Inc.*	20,957	769
Labor Ready, Inc.*	7,800	200
Monster Worldwide, Inc.*	14,500	445
Robert Half Int’l., Inc.	9,829	350
Total		2,766

Shipping 1.13%
UTi Worldwide, Inc.(a)	6,400	497

Steel 0.67%
Nucor Corp.	5,000	295

Transportation Miscellaneous 0.52%
Tidewater Inc.	4,700	229

Truckers 1.69%
Heartland Express, Inc.	11,378	232
Landstar System, Inc.	12,800	512
Total		744

Utilities: Cable TV & Radio 0.96%
Cablevision Systems Corp. Group Class A*	13,700	420

Utilities: Telecommunications 0.96%
Nextel Partners, Inc. Class A*	16,745	420

Wholesalers 0.47%
Prestige Brands Holdings, Inc.*	16,900	208

Total Common Stocks (cost $39,137,332)		42,027

See Notes to Schedule of Investments.

3

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 7.57%

Repurchase Agreement 7.57%
Repurchase Agreement dated 9/30/2005, 3.17% due 10/3/2005 with State Street Bank & Trust Co. collateralized by $3,225,000 of Federal Home Loan Mortgage Corp. at 5.50% due 9/15/2011; value: $3,394,313; proceeds: $3,328,591 (cost $3,327,712)	$3,328	$3,328

Total Investments in Securities 103.23% (cost $42,465,044)		45,355
Liabilities in Excess of Cash and Other Assets (3.23%)		(1,421)
Net Assets 100.00%		$43,934

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2005

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCK 95.56%

Australia 1.43%
Newcrest Mining Ltd.	9,400	$150

Austria 2.15%
Telekom Austria AG	5,423	108
Wienerberger AG	3,030	119
Total		227

Brazil 1.80%
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	3,600	189

Canada 1.34%
Opti Canada, Inc.*	2,647	90
RONA, Inc.*	2,605	51
Total		141

China 0.72%
Shanghai Forte Land Co., Ltd.	214,000	76

Denmark 1.18%
GN Store Nord A/S	9,400	124

France 2.69%
IPSOS S.A.	952	121
Neopost S.A.	1,680	163
Total		284

Germany 7.03%
AWD Holding AG	2,775	106
Fresenius Medical Care AG ADR	4,500	137
IVG Immobilien AG	6,260	129
Puma AG Rudolf Dassler Sport	445	121
Rheinmetall AG	1,790	118
Techem AG*	3,011	130
Total		741

Greece 1.73%
Piraeus Bank S.A.	8,705	$182

Hong Kong 5.81%
AAC Acoustic Technology Holdings Inc.*	259,428	140
China Merchants Holdings Int’l. Co. Ltd.	60,100	135
Dah Sing Financial Group	9,600	64
Hong Kong Exchanges & Clearing Ltd.	37,600	129
Hong Kong Land Holdings Ltd.	24,561	77
Techtronic Industries Co., Ltd.	26,600	68
Total		613

Hungary 1.46%
Richter Gedeon Ltd. GDR	846	154

India 0.83%
ICICI Bank Ltd. ADR	3,100	88

Ireland 1.38%
DEPFA BANK plc	9,000	145

Italy 5.89%
Davide Campari-Milano S.p.A.	20,000	150
Hera S.p.A.	37,166	105
Milano Assicurazioni S.p.A.	19,500	138
Pirelli & C. Real Estate S.p.A	2,070	123
Societa Iniziative Autostradali e Servizi S.p.A	7,677	105
Total		621

Japan 22.57%
ARRK Corp.	2,500	139
AVEX GROUP HOLDINGS INC.	6,100	106
Diamond City Co., Ltd.	2,950	112
Don Quijote Co., Ltd.	2,100	135
J-OIL MILLS, INC.	25,000	101

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Japan Cash Machine Co., Ltd.	4,300	$88
Joint Corp.	1,600	75
Jupiter Telecommunications Co., Ltd.*	155	134
K.K. da Vinci Advisors*	25	95
Matsumotokiyoshi Co. Ltd.	3,400	111
Misumi Group Inc.	2,900	107
Mitsui Mining & Smelting Co., Ltd.	21,800	127
Nitori Co., Ltd.	1,350	113
OBIC Business Consultants Co., Ltd.	1,700	77
Park24 Co., Ltd.	5,220	111
Shinko Electric Industries Co., Ltd.	2,200	125
Sumitomo Real Estate Sales Co., Ltd.	1,300	69
Sumitomo Rubber Industries Ltd.	11,300	134
Thk Co., Ltd.	4,700	117
Tokuyama Corp.	5,100	50
Yamada Denki Co., Ltd.	1,900	144
ZEON Corp.	10,000	109
Total		2,379

Luxembourg 1.51%
Gemplus Int’l. S.A.*	57,604	159

Netherlands 2.46%
Aalberts Industries N.V.	2,100	111
LMA Int’l. N.V.*	160,326	73
SBM Offshore N.V.	897	75
Total		259

Russia 1.19%
Vimpel - Communications ADR*	2,800	125

Singapore 1.00%
Keppel Corp. Ltd.	14,000	105

South Korea 2.85%
Hana Bank	4,028	$149
NHN Corp.*	891	151
Total		300

Spain 6.22%
ACS, Actividades de Construccion y Servicios, S.A.	3,589	104
Corporacion Mapfre, S.A.	7,000	120
Fadesa Inmobiliaria, S.A.	3,751	135
Grupo Empresarial ENCE, S.A.	1,600	48
Indra Sistemas, S.A.	4,829	106
Prosegur Compania de Seguridad, S.A.	5,500	143
Total		656

Sweden 1.20%
Getinge AB Class B	9,200	127

Switzerland 3.79%
Actelion Ltd.*	1,046	113
Geberit AG	180	131
Nobel Biocare Holding AG	660	155
Total		399

Taiwan 1.09%
Chi Mei Optoelectronics Corp.	65,028	72
Motech Industries Inc.	3,000	43
Total		115

Thailand 0.79%
Thai Oil Co. Ltd.	45,459	83

Turkey 0.58%
Turkiye Is Bankasi A.S. GDR Registered Shares	8,760	61

United Kingdom 14.87%
Abbot Group plc	17,472	81

See Notes to Schedule of Investments.

2

		U.S. $
		Value
Investments	Shares	(000)
AWG plc	6,500	$113
Balfour Beatty plc	18,309	106
Cairn Energy plc*	3,894	135
CSR plc*	19,375	228
easyJet plc*	31,000	160
Intertek Group plc	8,840	106
Michael Page Int’l. plc	24,151	105
Northgate plc	2,767	55
Paladin Resources plc	23,033	129
Peter Hambro Mining plc*	8,204	118
RHM plc*	28,293	153
Slough Estates plc	8,280	78
Total		1,567

Total Common Stocks (cost $7,875,514)		10,070

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 5.62%

Repurchase Agreement 5.62%
Repurchase Agreement dated 9/30/2005, 3.17% due 10/3/2005 with State Street Bank & Trust Co. collateralized by $585,000 of Federal Home Loan Mortgage Corp. at 4.875% due 11/15/2013; value: $607,669; proceeds: $592,172 (cost $592,015)	$592	592

Total Investments in Securities 101.18% (cost $8,467,529)		10,662
Liabilities in Excess of Foreign Cash, Cash and Other Assets (1.18%)		(124)
Net Assets 100.00%		$10,538

*	Non-income producing security.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - LARGE-CAP CORE PORTFOLIO September 30, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 97.16%

Agriculture, Fishing & Ranching 1.59%
Monsanto Co.	736	$46

Banks: New York City 1.11%
Bank of New York Co., Inc. (The)	649	19
JPMorgan Chase & Co.	366	13
Total		32

Banks: Outside New York City 1.83%
Bank of America Corp.	671	28
Wachovia Corp.	384	18
Wells Fargo & Co.	121	7
Total		53

Beverage: Soft Drinks 2.53%
Coca-Cola Co. (The)	464	20
PepsiCo, Inc.	940	53
Total		73

Biotechnology Research & Production 4.71%
Baxter Int’l., Inc.	1,061	42
Charles River Laboratories Int’l., Inc.*	447	20
Genzyme Corp.*	502	36
ImClone Systems, Inc.*	1,211	38
Total		136

Chemicals 0.90%
Praxair, Inc.	535	26

Communications Technology 3.88%
Corning, Inc.*	2,070	40
Motorola, Inc.	2,382	53
QUALCOMM, Inc.	422	19
Total		112

Computer Services, Software & Systems 2.53%
Microsoft Corp.	2,440	63
Oracle Corp.*	840	10
Total		73

Computer Technology 2.49%
Dell, Inc.*	517	$18
EMC Corp.*	562	7
Hewlett-Packard Co.	1,144	33
Int’l. Business Machines Corp.	176	14
Total		72

Consumer Products 1.83%
Gillette Co. (The)	590	34
Kimberly-Clark Corp.	310	19
Total		53

Diversified Financial Services 1.04%
American Express Co.	176	10
Citigroup, Inc.	441	20
Total		30

Drug & Grocery Store Chains 3.42%
CVS Corp.	1,514	44
Kroger Co. (The)*	2,095	43
Walgreen Co.	268	12
Total		99

Drugs & Pharmaceuticals 12.87%
Abbott Laboratories	1,026	44
Bristol-Myers Squibb Co.	1,226	30
Gilead Sciences, Inc.*	786	38
GlaxoSmithKline plc ADR	590	30
Johnson & Johnson	763	48
MedImmune, Inc.*	454	15
Novartis AG ADR	988	50
Pfizer, Inc.	2,342	59
Wyeth	1,254	58
Total		372

Electrical Equipment & Components 0.83%
Emerson Electric Co.	327	24

Electronics: Medical Systems 1.80%
Medtronic, Inc.	977	52

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Electronics: Semi - Conductors/Components 1.56%
Intel Corp.	1,020	$25
Texas Instruments Inc.	583	20
Total		45

Electronics: Technology 2.28%
General Dynamics Corp.	333	40
Raytheon Co.	677	26
Total		66

Engineering & Contracting Services 1.25%
Fluor Corp.	566	36

Entertainment 1.07%
Walt Disney Co. (The)	1,303	31

Fertilizers 0.24%
Potash Corp. of Saskatchewan Inc.(a)	75	7

Financial Data Processing Services & Systems 1.31%
Automatic Data Processing, Inc.	878	38

Foods 3.11%
Campbell Soup Co.	1,128	33
H.J. Heinz Co.	403	15
Kraft Foods, Inc. Class A	1,374	42
Total		90

Gold 2.35%
Barrick Gold Corp.(a)	736	21
Newmont Mining Corp.	993	47
Total		68

Health & Personal Care 2.56%
Medco Health Solutions, Inc.*	547	30
WellPoint, Inc.*	580	44
Total		74

Healthcare Management Services 1.38%
PacifiCare Health Systems, Inc.*	318	26
UnitedHealth Group Inc.	255	14
Total		40

Identification Control & Filter Devices 1.07%
Parker Hannifin Corp.	474	$31

Insurance: Multi-Line 4.81%
Aflac Inc.	684	31
American Int’l. Group, Inc.	776	48
CIGNA Corp.	209	25
Hartford Financial Services Group, Inc. (The)	458	35
Total		139

Machinery: Agricultural 0.55%
Deere & Co.	256	16

Machinery: Construction & Handling 0.83%
Caterpillar Inc.	415	24

Machinery: Oil Well Equipment & Services 2.63%
Baker Hughes Inc.	562	34
Schlumberger Ltd.(a)	499	42
Total		76

Medical & Dental Instruments & Supplies 2.18%
St. Jude Medical, Inc.*	768	36
Zimmer Holdings, Inc.*	387	27
Total		63

Misc. Consumer Staples 0.93%
Diageo plc ADR	472	27

Multi-Sector Companies 3.91%
General Electric Co.	2,879	97
Honeywell Int’l., Inc.	438	16
Total		113

Oil: Integrated Domestic 0.59%
ConocoPhillips	249	17

Oil: Integrated International 3.88%
Chevron Corp.	585	38
Exxon Mobil Corp.	1,161	74
Total		112

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Railroads 0.66%
Union Pacific Corp.	269	$19

Retail 1.42%
Wal-Mart Stores, Inc.	940	41

Shoes 1.18%
NIKE, Inc. Class B	416	34

Soaps & Household Chemicals 4.43%
Clorox Co. (The)	344	19
Colgate-Palmolive Co.	820	43
Procter & Gamble Co. (The)	1,104	66
Total		128

Transportation Miscellaneous 0.80%
United Parcel Service, Inc. Class B	338	23

Utilities: Cable TV & Radio 1.11%
Comcast Corp. Class A*	1,104	32

Utilities: Electrical 3.25%
Ameren Corp.	206	11
PG&E Corp.	818	32
Progress Energy, Inc.	430	19
Southern Co.	880	32
Total		94

Utilities: Telecommunications 2.46%
SBC Communications, Inc.	1,358	33
Sprint Nextel Corp.	675	16
Verizon Communications Inc.	684	22
Total		71

Total Common Stocks (cost $2,752,030)		2,808

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 9.80%

Repurchase Agreement 9.80%
Repurchase Agreement dated 9/30/2005, 3.17% due 10/3/2005 with State Street Bank & Trust Co. collateralized by $275,000 of Federal Home Loan Mortgage Corp. at 5.50% due 9/15/2011; value: $289,438; proceeds: $282,603 (cost $282,528)	$283	283

Total Investments in Securities 106.96% (cost $3,034,558)		3,091
Liabilities in Excess of Cash and Other Assets (6.96%)		(201)
Net Assets 100.00%		$2,890

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO September 30, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 95.19%

Auto Components 1.01%
Dana Corp.	1,219,700	$11,477

Chemicals 8.15%
Chemtura Corp.	1,083,200	13,453
Eastman Chemical Co.	542,400	25,477
Monsanto Co.	286,100	17,953
Mosaic Co. (The)*	1,218,500	19,520
Potash Corp. of Saskatchewan Inc.(a)	172,000	16,051
Total		92,454

Commercial Services & Supplies 3.89%
R.R. Donnelley & Sons Co.	641,589	23,783
Sabre Holdings Corp. Class A	1,002,600	20,333
Total		44,116

Communications Equipment 2.67%
ADC Telecommunications, Inc.*	363,839	8,317
Avaya, Inc.*	1,237,500	12,746
Tellabs, Inc.*	875,923	9,215
Total		30,278

Containers & Packaging 3.31%
Ball Corp.	508,000	18,664
Pactiv Corp.*	1,079,700	18,916
Total		37,580

Diversified Telecommunication Services 2.04%
CenturyTel, Inc.	337,800	11,816
PanAmSat Holding Corp.	347,700	8,414
Qwest Communications Int’l., Inc.*	721,100	2,957
Total		23,187

Electric Utilities 5.09%
Ameren Corp.	396,000	21,182
CMS Energy Corp.*	1,088,600	17,908
Northeast Utilities	697,600	13,917
Puget Energy, Inc.	203,000	4,766
Total		57,773

Energy Equipment & Services 4.79%
GlobalSantaFe Corp.(a)	509,900	23,262
Halliburton Co.	336,800	$23,077
Pride Int’l., Inc.*	280,500	7,997
Total		54,336

Food & Staples Retailing 3.02%
Albertson’s, Inc.	531,900	13,643
Kroger Co. (The)*	523,000	10,769
Safeway Inc.	383,700	9,823
Total		34,235

Food Products 2.83%
Archer Daniels Midland Co.	783,415	19,319
Dean Foods Co.*	297,600	11,564
TreeHouse Foods, Inc.*	44,560	1,198
Total		32,081

Gas Utilities 2.00%
NiSource, Inc.	740,000	17,945
Southwest Gas Corp.	173,200	4,744
Total		22,689

Healthcare Equipment & Supplies 1.60%
Bausch & Lomb, Inc.	224,700	18,129

Healthcare Providers & Services 2.04%
Aetna, Inc.	269,400	23,206

Hotels, Restaurants & Leisure 1.82%
Brinker Int’l., Inc.*	417,000	15,662
Yum! Brands, Inc.	103,900	5,030
Total		20,692

Household Durables 4.84%
American Greetings Corp.	446,800	12,242
Leggett & Platt, Inc.	311,700	6,296
Newell Rubbermaid, Inc.	512,000	11,597
Snap-on Inc.	489,800	17,692
Tupperware Corp.	311,100	7,087
Total		54,914

Industrial Conglomerates 1.46%
Hubbell, Inc.	352,500	16,543

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Insurance 11.03%
ACE Ltd.(a)	139,100	$6,547
Conseco, Inc.*	662,000	13,975
Everest Re Group, Ltd.(a)	190,400	18,640
Genworth Financial, Inc. Class A	369,900	11,926
Lincoln National Corp.	101,500	5,280
PartnerRe Ltd.(a)	295,600	18,933
PMI Group, Inc.	360,200	14,361
Safeco Corp.	348,800	18,619
XL Capital Ltd. Class A(a)	248,000	16,872
Total		125,153

IT Services 0.90%
Computer Sciences Corp.*	217,100	10,271

Leisure Equipment & Products 1.53%
Foot Locker, Inc.	790,100	17,335

Machinery 3.60%
CNH Global N.V.(a)	243,340	4,794
Cummins, Inc.	186,800	16,436
Timken Co. (The)	662,700	19,636
Total		40,866

Media 4.12%
Interpublic Group of Cos., Inc. (The)*	1,702,100	19,812
R.H. Donnelley Corp.*	211,600	13,386
Westwood One, Inc.	683,800	13,601
Total		46,799

Multi-Line Retail 1.20%
Federated Department Stores, Inc.	204,196	13,655

Oil & Gas 1.96%
EOG Resources, Inc.	296,900	22,238

Paper & Forest Products 4.56%
Bowater Inc.	430,800	12,179
Georgia-Pacific Corp.	674,258	22,965
MeadWestvaco Corp.	600,500	16,586
Total		51,730

Pharmaceuticals 3.43%
King Pharmaceuticals, Inc.*	1,509,800	$23,220
Mylan Laboratories Inc.	815,150	15,700
Total		38,920

Real Estate Investment Trusts 2.14%
Healthcare Realty Trust Inc.	173,900	6,980
Host Marriott Corp.	1,025,000	17,323
Total		24,303

Software 4.56%
Cadence Design Systems, Inc.*	1,215,400	19,641
McAfee, Inc.*	568,100	17,850
Sybase, Inc.*	607,800	14,235
Total		51,726

Specialty Retail 1.13%
OfficeMax, Inc.	403,800	12,788

Textiles & Apparel 1.03%
Tommy Hilfiger Corp.* (a)	671,800	11,656

Trading Companies & Distributors 3.44%
Genuine Parts Co.	522,300	22,407
W.W. Grainger, Inc.	264,600	16,648
Total		39,055

Total Common Stocks (cost $897,757,394)		1,080,185

See Notes to Schedule of Investments.

2

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.24%

Repurchase Agreement 4.24%
Repurchase Agreement dated 9/30/2005, 3.17% due 10/3/2005 with State Street Bank & Trust Co. collateralized by $1,445,000 of Federal Home Loan Mortgage Corp. at 4.875% due 11/15/2013 and $46,445,000 of Federal National Mortgage Assoc. at 5.15% and 6.125% due 3/8/2012 and 3/15/2012; value: $49,034,066; proceeds: $48,081,312 (cost $48,068,614)	$48,069	$48,069

Total Investments in Securities 99.43% (cost $945,826,008)		1,128,254

Other Assets in Excess of Liabilities 0.57%		6,512
Net Assets 100.00%		$1,134,766

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of the follwing eight portfolios (separately, a “Portfolio” and collectively, the “Portfolios”):  All Value Portfolio (“All Value”), America’s Value Portfolio (“America’s Value”), Bond-Debenture Portfolio (“Bond-Debenture”),  Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Portfolio (“International”), Large-Cap Core Portfolio (“Large-Cap Core”), and Mid-Cap Value Portfolio (“Mid-Cap Value”).  Each Portfolio is diversified as defined under the Act.  Large-Cap Core commenced operations and was capitalized with a $200,000 investment from Lord, Abbett & Co. LLC (“Lord Abbett”) on April 29, 2005.

The investment objective of All Value is long-term growth of capital and income without excessive fluctuations in market value.  The investment objective of America’s Value is to seek current income and capital appreciation.  The investment objective of Bond-Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return.  The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value.  The investment objective of Growth Opportunities is capital appreciation.  The investment objective of International is long-term capital appreciation.  The investment objective of Large-Cap Core is growth of capital and growth of income consistent with reasonable risk.  The investment objective of Mid-Cap Value is to seek capital appreciation through investments, primarily equity securities, which are believed to be undervalued in the market place.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified cost method.

(c)  Foreign Transactions–The books and the records of each Portfolio are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Portfolio’s records at the rate prevailing when earned or recorded.

(d)  Repurchase Agreements–Each Portfolio may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Portfolio may incur a loss upon disposition of the securities.

(e)  When-Issued or Forward Transactions–Each Portfolio may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Portfolio to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Portfolio’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  Each Portfolio, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.              FEDERAL TAX INFORMATION

As of September 30, 2005, the Portfolios’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value	America’s Value	Bond-Debenture
Tax cost	$23,445,609	$50,870,172	$194,248,288
Gross unrealized gain	1,904,471	3,940,163	5,532,693
Gross unrealized loss	(396,200)	(970,739)	(3,994,820)
Net unrealized security gain	$1,508,271	$2,969,424	$1,537,873

	Growth and Income	Growth Opportunities	International
Tax cost	$1,434,176,219	$42,560,997	$8,468,168
Gross unrealized gain	139,146,640	3,998,146	2,285,975
Gross unrealized loss	(40,087,401)	(1,204,340)	(92,175)
Net unrealized security gain	$99,059,239	$2,793,806	$2,193,800

	Large-Cap Core	Mid-Cap Value
Tax cost	$3,034,558	$946,220,974
Gross unrealized gain	102,892	207,448,554
Gross unrealized loss	(46,656)	(25,415,267)
Net unrealized security gain	$56,236	$182,033,287

4.              INVESTMENT RISKS

ALL VALUE

The Portfolio is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Portfolio invests. Large company value stocks, in which the Portfolio invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Portfolio may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Portfolio’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Portfolio could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, the Portfolio may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Portfolio’s performance.

AMERICA’S VALUE

The Portfolio is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Portfolio’s equity security holdings and, consequently, the value of an investment in the Portfolio will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Portfolio may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Portfolio may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Portfolio is not limited to investing in equity securities, the Portfolio may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Portfolio’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Portfolio could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Portfolio’s fixed income holdings, and consequently, the value of an investment in the Portfolio will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Portfolio, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Portfolio may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Portfolio purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Portfolio. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Portfolio may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political and other risks.

These factors can affect the Portfolio’s performance.

BOND-DEBENTURE

The Portfolio’s is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Portfolio, a risk that is greater with high yield bonds (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Portfolio may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Portfolio purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Portfolio. High yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Portfolio may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Portfolio of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Portfolio may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Portfolio invests.

The Portfolio may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks.

These factors can affect the Portfolio’s performance.

GROWTH AND INCOME

The Portfolio is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Portfolio invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Portfolio’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Portfolio could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Portfolio’s performance.

GROWTH OPPORTUNITIES

The Portfolio is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Portfolio invests. The Portfolio has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Portfolio’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Portfolio invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Portfolio’s performance.

INTERNATIONAL

The Portfolio is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Portfolio invests. The Portfolio is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

These factors can affect the Portfolio’s performance.

LARGE-CAP CORE

The Portfolio is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Portfolio invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Portfolio’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Portfolio could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Portfolio’s performance.

MID-CAP VALUE

The Portfolio is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Portfolio invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Portfolio may hold. The mid-sized company stocks in which the Portfolio invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Portfolio’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Portfolio could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Portfolio’s performance.

5.              REORGANIZATIONS

After the close of business on April 29, 2005, Bond-Debenture, Growth and Income and Mid-Cap Value (the “Acquiring Funds”) acquired the net assets of each of the Phoenix-Lord Abbett Bond-Debenture Series, Phoenix-Lord Abbett Large-Cap Value Series and Phoenix-Lord Abbett Mid-Cap Value Series (the “Acquired Funds”), respectively.  The reorganization was accomplished pursuant to a plan of reorganization approved by each Acquired Funds’ shareholders on April 12, 2005 by tax-free exchanges of the shares of the Acquiring Funds for the shares outstanding of the Acquired Funds on April 29, 2005.  The aggregate net assets of the Acquired Funds, including appreciation (depreciation) were combined with those of the Acquiring Funds.

Acquiring Fund	Acquired Fund	Shares Exchanged Acquiring Fund	Value of Shares Exchanged	Shares Exchanged Acquired Fund	Unrealized Appreciaion (Depreciation)	Net Assets Acquring Fund	Net Assets Acquired Fund	Combined Net Assets
Bond-Debenture	Phoenix - Lord Abbett Bond - Debenture Series	2,017,717	$23,385,336	2,114,305	$(285,615)	$144,433,446	$23,385,336	$167,818,782
Growth and Income	Phoenix - Lord Abbett Large-Cap Value Series	3,737,233	97,205,428	7,250,139	7,237,561	1,216,447,332	97,205,428	1,313,652,760
Mid-Cap Value	Phoenix - Lord Abbett Mid-Cap Value	1,515,826	29,922,414	2,115,079	3,926,421	895,257,168	29,922,414	925,179,582

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2005